UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   09-30-04

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-02-04

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              27

Form 13F Information Table Value Total:                          412,546
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                             SHRS OR
                                                             PRN AMT;
                             TITLE                           SH/PRN;
        NAME OF ISSUE       OF CLASS    CUSIP       (X$1000) PUT/CALL   DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                             SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108     22,670   423,427SH   SOLE      N/A     286,472  0     136,955
Allied Cap Corp New            Com     01903Q108     17,163   703,679SH   SOLE      N/A     491,869  0     211,810
American Capital Strategies    Com     024937104     19,701   628,608SH   SOLE      N/A     442,718  0     185,890
Ambac Finl Group Inc           Com     023139108     23,719   296,668SH   SOLE      N/A     206,878  0      89,790
Commerce Bancorp Inc NJ        Com     200519106     17,479   316,640SH   SOLE      N/A     219,050  0      97,590
Countrywide Financial Corp     Com     222372104     47,983 1,218,142SH   SOLE      N/A     823,398  0     394,744
Exxon Mobil Corp               Com     30231G102        258     5,328SH   SOLE      N/A       1,600  0       3,728
Fidelity Natl Finl Inc         Com     316326107     20,338   533,800SH   SOLE      N/A     365,250  0     168,550
General Growth Pptys           Com     370021107      2,214    71,430SH   SOLE      N/A      60,360  0      11,070
Gladstone Capital Corp         Com     376535100      4,950   217,949SH   SOLE      N/A     146,739  0      71,210
Gladstone Coml Corp            Com     376536108      1,313    81,030SH   SOLE      N/A      71,130  0       9,900
Intrawest Corporation        Com New   460915200     17,459   921,798SH   SOLE      N/A     631,728  0     290,070
iStar Finl Inc                 Com     45031U101     16,793   407,290SH   SOLE      N/A     291,400  0     115,890
Kimco Realty Corp              Com     49446R109     14,079   274,446SH   SOLE      N/A     186,193  0      88,253
Kinder Morgan Inc Kans         Com     49455P101     22,564   359,190SH   SOLE      N/A     246,060  0     113,130
Level 3 Communications Inc     Com     52729N100      6,526 2,519,811SH   SOLE      N/A    1,651,97  0     867,840
MBIA Inc                       Com     55262C100     20,845   358,097SH   SOLE      N/A     247,009  0     111,088
Nabors Industries Ltd          Shs     G6359F103     16,395   346,243SH   SOLE      N/A     237,996  0     108,247
NCI Building Sys Inc           Com     628852105     12,235   383,534SH   SOLE      N/A     267,017  0     116,517
Palm Harbor Homes              Com     696639103      6,453   382,980SH   SOLE      N/A     256,182  0     126,798
Radian Group Inc               Com     750236101     23,799   514,793SH   SOLE      N/A     348,743  0     166,050
Rouse Co                       Com     779273101     22,024   329,303SH   SOLE      N/A     225,135  0     104,168
SL Green Rlty Corp             Com     78440X101      2,112    40,756SH   SOLE      N/A      28,576  0      12,180
Triad Gty Inc                  Com     895925105     19,811   357,075SH   SOLE      N/A     248,037  0     109,038
Transport Corp of Amer Inc     Com     89385P102        945   120,256SH   SOLE      N/A      82,721  0      37,535
UTStarcom Inc                  Com     918076100      9,399   583,410SH   SOLE      N/A     399,120  0     184,290
Wells Fargo & Co New           Com     949746101     23,319   391,058SH   SOLE      N/A     275,686  0     115,372

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